Loans and allowance for credit losses - Changes in Allowance for Credit Losses by Class of Financing Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	$ 31,139	$ 28,932	$ 24,041
Provision for credit losses	94,606	7,053	5,398
Recoveries of loans previously charged-off	3,003	1,106	2,647
Loans charged off	(15,305)	(5,952)	(2,805)
Initial allowance on loans purchased with deteriorated credit quality	25,500
Adjustments for transfers to loans HFS			(349)
Balance at end of period	170,389	31,139	28,932
Non-purchased credit deteriorated loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	30,888
Balance at end of period		30,888
Purchased Credit Impaired loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	558
Balance at end of period		558
Commercial and industrial
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	4,805	5,348	4,461
Provision for credit losses	13,830	2,251	1,395
Recoveries of loans previously charged-off	1,712	136	390
Loans charged off	(11,735)	(2,930)	(898)
Initial allowance on loans purchased with deteriorated credit quality	754
Adjustments for transfers to loans HFS			0
Balance at end of period	14,748	4,805	5,348
Commercial and industrial | Non-purchased credit deteriorated loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	5,300
Balance at end of period		5,300
Commercial and industrial | Purchased Credit Impaired loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	82
Balance at end of period		82
Construction
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	10,194	9,729	7,135
Provision for credit losses	40,807	454	1,459
Recoveries of loans previously charged-off	205	11	1,164
Loans charged off	(18)	0	(29)
Initial allowance on loans purchased with deteriorated credit quality	5,606
Adjustments for transfers to loans HFS			0
Balance at end of period	58,477	10,194	9,729
Construction | Non-purchased credit deteriorated loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	1,533
Balance at end of period		1,533
Construction | Purchased Credit Impaired loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	150
Balance at end of period		150
Residential real estate | 1-to-4 family mortgage
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	3,112	3,428	3,197
Provision for credit losses	6,408	(175)	547
Recoveries of loans previously charged-off	122	79	171
Loans charged off	(403)	(220)	(138)
Initial allowance on loans purchased with deteriorated credit quality	1,640
Adjustments for transfers to loans HFS			(349)
Balance at end of period	19,220	3,112	3,428
Residential real estate | 1-to-4 family mortgage | Non-purchased credit deteriorated loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	7,920
Balance at end of period		7,920
Residential real estate | 1-to-4 family mortgage | Purchased Credit Impaired loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	421
Balance at end of period		421
Residential real estate | Residential line of credit
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	752	811	944
Provision for credit losses	5,649	112	(275)
Recoveries of loans previously charged-off	125	138	178
Loans charged off	(22)	(309)	(36)
Initial allowance on loans purchased with deteriorated credit quality	572
Adjustments for transfers to loans HFS			0
Balance at end of period	10,534	752	811
Residential real estate | Residential line of credit | Non-purchased credit deteriorated loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	3,461
Balance at end of period		3,461
Residential real estate | Residential line of credit | Purchased Credit Impaired loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	(3)
Balance at end of period		(3)
Residential real estate | Multi-family mortgage
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	544	566	434
Provision for credit losses	5,506	(22)	132
Recoveries of loans previously charged-off	0	0	0
Loans charged off	0	0	0
Initial allowance on loans purchased with deteriorated credit quality	784
Adjustments for transfers to loans HFS			0
Balance at end of period	7,174	544	566
Residential real estate | Multi-family mortgage | Non-purchased credit deteriorated loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	340
Balance at end of period		340
Residential real estate | Multi-family mortgage | Purchased Credit Impaired loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	0
Balance at end of period		0
Commercial real estate | Owner occupied
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	4,109	3,132	3,558
Provision for credit losses	(1,739)	869	(478)
Recoveries of loans previously charged-off	83	108	143
Loans charged off	(304)	0	(91)
Initial allowance on loans purchased with deteriorated credit quality	659
Adjustments for transfers to loans HFS			0
Balance at end of period	4,849	4,109	3,132
Commercial real estate | Owner occupied | Non-purchased credit deteriorated loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	1,879
Balance at end of period		1,879
Commercial real estate | Owner occupied | Purchased Credit Impaired loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	162
Balance at end of period		162
Commercial real estate | Non-owner occupied
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	4,621	4,149	2,817
Provision for credit losses	17,789	484	1,281
Recoveries of loans previously charged-off	0	0	51
Loans charged off	(711)	(12)	0
Initial allowance on loans purchased with deteriorated credit quality	15,442
Adjustments for transfers to loans HFS			0
Balance at end of period	44,147	4,621	4,149
Commercial real estate | Non-owner occupied | Non-purchased credit deteriorated loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	6,822
Balance at end of period		6,822
Commercial real estate | Non-owner occupied | Purchased Credit Impaired loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	184
Balance at end of period		184
Consumer and other
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	3,002	1,769	1,495
Provision for credit losses	6,356	3,080	1,337
Recoveries of loans previously charged-off	756	634	550
Loans charged off	(2,112)	(2,481)	(1,613)
Initial allowance on loans purchased with deteriorated credit quality	43
Adjustments for transfers to loans HFS			0
Balance at end of period	11,240	3,002	$ 1,769
Consumer and other | Non-purchased credit deteriorated loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	3,633
Balance at end of period		3,633
Consumer and other | Purchased Credit Impaired loans | Cumulative effect of change in accounting principle
Allowance for Loan and Lease Losses [Roll Forward]
Balance at beginning of period	$ (438)
Balance at end of period		$ (438)